CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Financial derivatives	€ 55,562	€ 80,233
Other financial assets	5,568	7,068
Current financial assets	€ 61,130	€ 87,301